Cover	Mar. 04, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Anzu Special Acquisition Corp I (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of March 4, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 10, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of all of the shares of the Company’s Class A common stock as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99. The Company had previously classified a portion of its shares of Class A common stock as permanent equity. On December 2, 2021, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of March 4, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the shares of Class A common stock as temporary equity to align with ASC 480-10-S99. The Audit Committee of Board of Directors of the Company discussed with the Company’s independent accountants and are in agreement with the matters as disclosed in this Amendment. The correction of the aforementioned classification of the shares of Class A common stock as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the shares of Class A common stock within the Company’s financial statements. As such, this represented a material weakness in the Company’s internal controls.
Document Period End Date	Mar. 04, 2021
Entity File Number	001-40133
Entity Registrant Name	Anzu Special Acquisition Corp I
Entity Central Index Key	0001840877
Entity Tax Identification Number	86-1369123
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12610 Race Track Road,
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	202
Local Phone Number	742-5870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one redeemable Warrant
Trading Symbol	ANZUU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ANZU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ANZUW
Security Exchange Name	NASDAQ